Summary of Status of Company's Option Plans and Changes (Details) - $ / shares		1 Months Ended		12 Months Ended
	Nov. 12, 2024	Aug. 31, 2023	Feb. 28, 2022	Dec. 31, 2024	Dec. 31, 2023
Option Indexed to Issuer's Equity [Line Items]
Number of share options, Granted	17,500	6,250	222
Number of share options exercisable, Ending				1,805	21,654
Weighted average exercise price, Options exercisable, Ending		$ 1.05	$ 288
Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Number of share options, Beginning				20,277	14,973
Weighted average exercise price, Beginning				$ 460	$ 654
Number of share options, Granted					6,250
Weighted average exercise price, Granted					$ 12.6
Number of share options, Forfeited				(1,041)	(11,351)
Weighted average exercise price, Forfeited				$ 94	$ 441.6
Number of share options, Ending				19,236	20,277
Weighted average exercise price, Ending				$ 321	$ 460
Number of share options exercisable, Ending				14,966	13,269
Weighted average exercise price, Options exercisable, Ending				$ 413	$ 670.56